ORGANIZATION AND PRINCIPAL ACTIVITIES - Summary of principal subsidiaries and VIEs (Detail)	12 Months Ended
Dec. 31, 2020
Subsidiaries [Member] | Jiayin Holdings Limited
Date of incorporation/establishment or acquisition	Jan. 31, 2018
Place of incorporation/establishment	BVI
Percentage of direct or indirect ownership	100.00%
Principal activities	Investment Holding
Subsidiaries [Member] | Geerong(HK) Limited (formerly known as "Jiayin (HK) Limited")
Date of incorporation/establishment or acquisition	Jan. 31, 2018
Place of incorporation/establishment	Hong Kong
Percentage of direct or indirect ownership	100.00%
Principal activities	Investment Holding
Subsidiaries [Member] | Jiayin Southeast Asia Holdings Limited
Date of incorporation/establishment or acquisition	Feb. 28, 2018
Place of incorporation/establishment	BVI
Percentage of direct or indirect ownership	100.00%
Principal activities	Investment Holding
Subsidiaries [Member] | Shanghai Kunjia Technology Co., Ltd.
Date of incorporation/establishment or acquisition	Jun. 30, 2018
Place of incorporation/establishment	Shanghai
Percentage of direct or indirect ownership	100.00%
Principal activities	Investment Holding
Subsidiaries [Member] | Geerong Yunke Information Technology Co., Ltd
Date of incorporation/establishment or acquisition	Jul. 31, 2019
Place of incorporation/establishment	Shanghai
Percentage of direct or indirect ownership	100.00%
Principal activities	Technology development and consumer finance services
Subsidiaries [Member] | Geerong Yun (Shanghai) Enterprise Development Co., Ltd.
Date of incorporation/establishment or acquisition	Sep. 30, 2019
Place of incorporation/establishment	Shanghai
Percentage of direct or indirect ownership	100.00%
Principal activities	Technology development and consumer finance services
Subsidiaries [Member] | Shanghai Chuangzhen Software Co., Ltd.
Date of incorporation/establishment or acquisition	Apr. 30, 2020
Place of incorporation/establishment	Shanghai
Percentage of direct or indirect ownership	100.00%
Principal activities	Technology service
Subsidiaries [Member] | Aguila Information, S.A.P.I. de C.V.
Date of incorporation/establishment or acquisition	Jan. 31, 2020
Place of incorporation/establishment	Mexico
Percentage of direct or indirect ownership	51.00%
Principal activities	Lending business
Subsidiaries [Member] | PT Jayindo Fintek Pratama
Date of incorporation/establishment or acquisition	Apr. 30, 2020
Place of incorporation/establishment	Indonesia
Percentage of direct or indirect ownership	85.00%
Principal activities	Lending business
Variable Interest Entity, Primary Beneficiary Shanghai Jiayin Finance Technology Co Ltd
Date of incorporation/establishment or acquisition	Jun. 30, 2015
Place of incorporation/establishment	Shanghai
Percentage of direct or indirect ownership	100.00%
Principal activities	Technology service
Variable Interest Entity, Primary Beneficiary Shanghai Jiajie Internet Finance Information Services Co Ltd
Date of incorporation/establishment or acquisition	Sep. 30, 2015
Place of incorporation/establishment	Shanghai
Percentage of direct or indirect ownership	100.00%
Principal activities	Technology development and consumer finance services
Variable Interest Entity, Primary Beneficiary Shanghai Niwodai Internet Finance Information Services Co Ltd
Date of incorporation/establishment or acquisition	Jul. 31, 2019
Place of incorporation/establishment	Shanghai
Percentage of direct or indirect ownership	100.00%
Principal activities	Technology development and consumer finance services